DEPOSITS FOR MARKETING AND PROMOTION PROJECTS	12 Months Ended
Dec. 31, 2011
Deposits For Marketing and Promotion Projects [Abstract]
Deposits For Marketing and Promotion Projects [Text Block]
13	DEPOSITS FOR MARKETING AND PROMOTION PROJECTS

	December 31, 2011	December 31, 2010
Deposits for marketing and promotion projects
- Non-current	$28,670,626	$-
- Current	2,749,238	-
	$31,419,864	$-

As at December 31, 2011, deposits for marketing and promotion projects represent cash paid by the Group to three (2010: Nil) commercial customers in the PRC in relation to exclusive marketing and promotion services agreements between the Group and the customers. Pursuant to these agreements, the Group has obtained rights as the sole marketing and promotion services provider for certain real estate development projects owned by these customers for terms that ranged within 3 years or throughout the selling period of the real estate development projects. In return, the Group has to place specific amount of upfront deposits to the customers for the exclusive rights. These deposits will, amongst other terms and conditions, be repayable to the Group in equal instalments throughout the term of the respective contracts or upon the expiry of the agreements. The Group assesses the recoverable amount of the deposits at each balance sheet date and the carrying values of these amounts are written down immediately to their recoverable amounts if recoverable amounts are less than the carrying values.